CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Cash		$ 327	$ 329
Short-term deposits		25	93
Cash and cash equivalents, net	[1]	$ 352	$ 422	$ 927	$ 927	$ 223

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).